Organization (10Q)	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization [Abstract]
Organization

1. ORGANIZATION

FundCore Institutional Income Trust Inc. (the "Company") is a newly organized Maryland corporation formed on May 18, 2010. As used herein, "the Company," "we," "our" and "us" refer to FundCore Institutional Income Trust Inc. except where the context otherwise requires.

The Company was formed to originate and invest in high-quality commercial real estate loans and other debt investments secured primarily by cash-flowing properties located in the U.S. We collectively refer to such assets as our "target assets." As of the date of the financial statements, the Company does not own any interest in any target assets. Our primary investment objectives are preserving and protecting our stockholders' capital, providing current income to our stockholders in the form of monthly cash distributions, and returning capital to stockholders during the capital return period as defined in the registration statement.

The Company intends to operate in a manner that will allow it to qualify as a real estate investment trust, or "REIT," for federal income tax purposes commencing with its taxable year ending December 31, 2011. In July 2010, the Company sold 1,000 shares of common stock to FundCore Advisor LLC (the "Advisor") at a price of $10 per share.

FUNDCORE INSTITUTIONAL INCOME TRUST INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

1. ORGANIZATION

FundCore Institutional Income Trust Inc. (the "Company") is a newly organized Maryland corporation formed on May 18, 2010.

The Company was formed to originate and invest in high-quality commercial real estate loans and other debt investments secured primarily by cash-flowing properties located in the U.S. Such assets are collectively referred to as the Company's "target assets." As of the date of the financial statements, the Company does not own any interest in any target assets. The Company's primary investment objectives are preserving and protecting its stockholders' capital, providing current income to its stockholders in the form of monthly cash distributions, and returning capital to stockholders during the capital return period as defined in the registration statement.

The Company intends to operate in a manner that will allow it to qualify as a real estate investment trust, or "REIT," for federal income tax purposes commencing with its taxable year ending December 31, 2011. In July 2010, the Company sold 1,000 shares of common stock to FundCore Advisor LLC (the "Advisor") at a price of $10.00 per share.